Intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 19, 2024	Jan. 09, 2024	Oct. 02, 2023	Jul. 01, 2021
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 227.2	$ 350.3	$ 459.9
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of non-financial assets
Impairment of intangible assets	$ 86.7	$ 0.0	$ 0.0
Order backlog | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Order backlog | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period (in years)	5 years
Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Amortization period (in years)	3 years
Customer relationships | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period (in years)	8 years
Customer relationships | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period (in years)	23 years
Technology assets
Indefinite-lived Intangible Assets [Line Items]
Amortization period (in years)	5 years
PRA Health Sciences, Inc | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired							$ 500.0
PRA Health Sciences, Inc | Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired							$ 202.0
KCR S.A Group
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired				$ 45.1
KCR S.A Group | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired				$ 3.7
Amortization period (in years)				5 years
KCR S.A Group | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired				$ 41.4
Amortization period (in years)				13 years
HumanFirst Inc
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired					$ 9.9
Amortization period (in years)					5 years
Biotel Research LLC
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired						$ 36.4
Biotel Research LLC | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period (in years)						3 years
Biotel Research LLC | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period (in years)						16 years
Biotel Research LLC | Order backlog
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired						$ 3.9
Biotel Research LLC | Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired						12.5
Biotel Research LLC | Technology assets
Indefinite-lived Intangible Assets [Line Items]
Intangible assets acquired						$ 20.0